Operating Segment Information and Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Summary of Operating Segments
The following is the Company’s operating segment information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2019	2018	2017
North America Fiber Cement	$1,676.9	$1,578.1	$1,493.4
Asia Pacific Fiber Cement	446.8	425.4	370.6
Europe Building Products	368.3	36.3	41.2
Other Businesses	14.6	14.7	16.4
Worldwide total	$2,506.6	$2,054.5	$1,921.6

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2019	2018	2017
North America Fiber Cement[1,10]	$382.5	$381.9	$343.9
Asia Pacific Fiber Cement[1]	99.8	108.1	93.8
Europe Building Products[1,7]	10.0	0.3	1.3
Other Businesses[10]	(30.9)	(8.6)	(6.7)
Research and Development[1]	(29.0)	(27.8)	(25.5)
Segments total	432.4	453.9	406.8
General Corporate[2,6]	(80.8)	(224.7)	(13.6)
Total operating income	351.6	229.2	393.2
Net interest expense[3]	(50.1)	(29.5)	(27.5)
Loss on early debt extinguishment	(1.0)	(26.1)	—
Other income	0.1	0.7	1.3
Worldwide total	$300.6	$174.3	$367.0

	Total Identifiable Assets 31 March
(Millions of US dollars)	2019	2018
North America Fiber Cement	$1,280.2	$1,070.7
Asia Pacific Fiber Cement	328.8	328.8
Europe Building Products	717.7	22.8
Other Businesses	10.9	30.1
Research and Development	8.1	7.5
Segments total	2,345.7	1,459.9
General Corporate [4,5]	1,686.9	891.1
Worldwide total	$4,032.6	$2,351.0

Summary of Geographical Information
The following is the Company’s geographical information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2019	2018	2017
North America[9]	$1,691.5	$1,592.8	$1,509.9
Australia	315.1	301.1	252.5
Germany	137.1	2.1	2.7
New Zealand	79.1	76.8	73.3
Other Countries[8]	283.8	81.7	83.2
Worldwide total	$2,506.6	$2,054.5	$1,921.6

		Total Identifiable Assets 31 March
(Millions of US dollars)		2019	2018
North America[9]		$1,294.6	$1,103.6
Australia		235.4	242.6
Germany		512.3	0.5
New Zealand		39.2	34.8
Other Countries[8]		264.2	78.4
Segments total		2,345.7	1,459.9
General Corporate[4,5]		1,686.9	891.1
Worldwide total		$4,032.6	$2,351.0
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1	Research and development expenditures are expensed as incurred and are summarized by segment in the following table:

	Years Ended 31 March
(Millions of US dollars)	2019	2018	2017
North America Fiber Cement	$6.5	$6.1	$6.2
Asia Pacific Fiber Cement	2.1	1.8	1.5
Europe Building Products	2.6	—	—
Research and Development[a]	26.7	25.4	22.6
	$37.9	$33.3	$30.3
[a] The Research and Development segment also included Selling, general and administrative expenses of US$2.3 million, US$2.4 million and US$2.9 million in fiscal years 2019, 2018 and 2017, respectively.

2
The principal components of General Corporate costs are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense on the Company’s corporate offices. Also included in General Corporate costs are the following:

	Years Ended 31 March
(Millions of US dollars)	2019	2018	2017
Asbestos adjustments	$(22.0)	$(156.4)	$40.4
AICF SG&A expenses	(1.5)	(1.9)	(1.5)
Gain on sale of Fontana building	—	3.4	—
Fermacell acquisition costs	—	10.0	—

3
The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest expense is net AICF interest (income) expense of US$(2.0) million, US$(1.9) million and US$1.1 million in fiscal years 2019, 2018 and 2017, respectively.

4	Included in General Corporate costs are deferred tax assets for each operating segment that are not held directly accountable for deferred income taxes.

5	Asbestos-related assets at 31 March 2019 and 2018 are US$486.8 million and US$537.7 million, respectively, and are included in the General Corporate costs.

6	Included in the General Corporate costs are New Zealand weathertightness legal costs of US$3.3 million, nil and nil for the years ended 31 March 2019, 2018 and 2017, respectively.

7
Included in the Europe Building Products segment are Fermacell transaction and integration costs of US$21.8 million and the amortization of the inventory fair value adjustment of US$7.3 million for the year ended 31 March 2019. As this inventory was sold during the first quarter of fiscal year 2019, the entire adjustment was recognized into cost of goods sold during the same period.

8	Included are all other countries that account for less than 5% of net sales and total identifiable assets individually, primarily in the Philippines, Switzerland and other European countries.

9	The amounts disclosed for North America are substantially all related to the USA.

10	The following table summarizes asset impairment costs by segment:

	Years Ended 31 March
(Millions of US dollars)	2019	2018	2017
North America Fiber Cement[a]	$3.0	$—	$—
Other Businesses[b]	12.9	—	—
	$15.9	$—	$—

[a] For the year ended 31 March 2019, the Company recorded impairment charges of US$2.6 million and US$0.4 million to Property, plant and equipment, net and Intangible assets, net, respectively, related to the discontinuance of its MCT product line.

[b] For the year ended 31 March 2019, the Company recorded impairment charges of US$4.6 million, US$6.1 million and US$2.2 million to the Goodwill, Property, Plant and equipment, net and Intangible assets, net, respectively, due to the Company's decision to cease production of its fiberglass windows business in the second quarter of fiscal year 2019.

Summary of Gross Sales by Major Customers
The following is net sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2019		2018		2017
Customer A	$260.5	10.4%	$246.9	12.0%	$226.0	10.3%